Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2021
Basis of Presentation
Schedule of change in accounting policy related to cash flows

	Six months ended June 30, 2020
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	72,848	135,536	208,384
Net cash used in investing activities	(371,179)	—	(371,179)
Net cash provided by financing activities	209,621	(135,536)	74,085
Effects of exchange rate changes on cash and cash equivalents	(2,123)	—	(2,123)
Decrease in cash and cash equivalents	(90,833)	—	(90,833)